intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Pro forma Information
Reported Operating revenues and other income		$ 15,463	$ 14,658
Reported Net income		1,260	$ 1,776
Pro forma Operating revenues and other income		16,054
Pro forma Net income		$ 1,166
Net income per Common Share
Basic	[1]	$ 0.95	$ 1.45
Diluted	[1]	0.94	$ 1.45
Pro forma Basic		0.89
Pro forma Diluted		$ 0.88
Competence Call Center
Net income per Common Share
Reported Operating revenues and other income of acquiree		$ 531
Reported Net income of acquiree		(2)
Mobile Klinik
Net income per Common Share
Reported Operating revenues and other income of acquiree		13
Reported Net income of acquiree		(11)
AFS Technologies Inc.
Net income per Common Share
Reported Operating revenues and other income of acquiree		40
Reported Net income of acquiree		(9)
EQ Care
Net income per Common Share
Reported Operating revenues and other income of acquiree		1
Reported Net income of acquiree		$ (1)

[1]	Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).